Restructuring (Restructuring Charges by Type) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 79,100
Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges	21,400
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	79,099
2016 Restructuring | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11,960
2016 Restructuring | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	26,358
2016 Restructuring | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	24,931
2016 Restructuring | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,904
2016 Restructuring | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	10,946
2016 Restructuring | Personnel Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	19,220
2016 Restructuring | Personnel Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,222
2016 Restructuring | Personnel Related | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,176
2016 Restructuring | Personnel Related | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12,753
2016 Restructuring | Personnel Related | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,069
2016 Restructuring | Personnel Related | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0
2016 Restructuring | Facility Related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	7,165
2016 Restructuring | Facility Related | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	205
2016 Restructuring | Facility Related | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,798
2016 Restructuring | Facility Related | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,335
2016 Restructuring | Facility Related | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	827
2016 Restructuring | Facility Related | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0
2016 Restructuring | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8,315
2016 Restructuring | Contract and Other Costs | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	43
2016 Restructuring | Contract and Other Costs | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	14
2016 Restructuring | Contract and Other Costs | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,797
2016 Restructuring | Contract and Other Costs | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,461
2016 Restructuring | Contract and Other Costs | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0
2016 Restructuring | Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges	44,399
2016 Restructuring | Asset Impairments & Disposals | Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	10,490
2016 Restructuring | Asset Impairments & Disposals | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	20,370
2016 Restructuring | Asset Impairments & Disposals | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,046
2016 Restructuring | Asset Impairments & Disposals | General and administrative, integration and other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,547
2016 Restructuring | Asset Impairments & Disposals | Other expense, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10,946